Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Deferred Charges [Abstract]
Balance at beginning of period	$ 1,699,383
Amortization	(352,740)
Balance at end of period	$ 1,346,643